Quarterly Report
March 31, 2022
MFS®  Global Equity Series
MFS® Variable Insurance Trust
VGE-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace & Defense – 2.9%
Honeywell International, Inc.	6,227	$1,211,649
MTU Aero Engines Holding AG	1,203	279,513
Rolls-Royce Holdings PLC (a)	227,770	299,472
		$1,790,634
Airlines – 0.9%
Aena S.A. (a)	3,218	$533,082
Alcoholic Beverages – 5.7%
Carlsberg A.S., “B”	2,379	$290,462
Diageo PLC	29,219	1,476,822
Heineken N.V.	8,557	815,815
Pernod Ricard S.A.	4,116	902,730
		$3,485,829
Apparel Manufacturers – 4.0%
Burberry Group PLC	15,118	$330,134
Compagnie Financiere Richemont S.A.	6,339	804,093
LVMH Moet Hennessy Louis Vuitton SE	1,891	1,346,523
		$2,480,750
Automotive – 0.4%
Aptiv PLC (a)	2,151	$257,496
Broadcasting – 2.6%
Omnicom Group, Inc.	1,955	$165,940
Walt Disney Co. (a)	6,931	950,656
WPP Group PLC	34,614	452,967
		$1,569,563
Brokerage & Asset Managers – 2.7%
Charles Schwab Corp.	12,356	$1,041,735
Deutsche Boerse AG	1,696	304,667
London Stock Exchange Group	2,986	312,471
		$1,658,873
Business Services – 9.8%
Accenture PLC, “A”	4,708	$1,587,679
Adecco S.A.	3,788	171,448
Brenntag AG	3,529	285,351
Cognizant Technology Solutions Corp., “A”	8,671	777,528
Compass Group PLC	19,538	421,065
Equifax, Inc.	3,247	769,864
Fidelity National Information Services, Inc.	8,060	809,385
Fiserv, Inc. (a)	8,767	888,974
PayPal Holdings, Inc. (a)	2,817	325,786
		$6,037,080
Cable TV – 2.6%
Comcast Corp., “A”	34,540	$1,617,163
Chemicals – 2.1%
3M Co.	4,573	$680,828
PPG Industries, Inc.	4,551	596,500
		$1,277,328

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.6%
Check Point Software Technologies Ltd. (a)	4,247	$587,190
Oracle Corp.	11,953	988,872
		$1,576,062
Computer Software - Systems – 1.2%
Cisco Systems, Inc.	4,118	$229,620
Samsung Electronics Co. Ltd.	8,496	485,356
		$714,976
Construction – 0.5%
Otis Worldwide Corp.	4,024	$309,647
Consumer Products – 4.1%
Colgate-Palmolive Co.	6,727	$510,108
Essity AB	31,612	744,825
International Flavors & Fragrances, Inc.	3,470	455,715
Reckitt Benckiser Group PLC	10,465	799,913
		$2,510,561
Electrical Equipment – 4.6%
Amphenol Corp., “A”	5,059	$381,195
Legrand S.A.	6,790	645,505
Schneider Electric SE	10,821	1,806,636
		$2,833,336
Electronics – 1.0%
Hoya Corp.	2,900	$330,924
Microchip Technology, Inc.	4,138	310,929
		$641,853
Food & Beverages – 3.9%
Danone S.A.	15,524	$855,184
Nestle S.A.	12,022	1,560,706
		$2,415,890
Gaming & Lodging – 1.1%
Marriott International, Inc., “A” (a)	2,426	$426,370
Whitbread PLC (a)	6,583	244,973
		$671,343
Insurance – 2.8%
Aon PLC	2,752	$896,134
Willis Towers Watson PLC	3,506	828,187
		$1,724,321
Internet – 0.8%
eBay, Inc.	9,126	$522,555
Machinery & Tools – 1.3%
Carrier Global Corp.	3,326	$152,563
Kubota Corp.	35,300	661,804
		$814,367
Major Banks – 3.1%
Erste Group Bank AG	5,626	$204,045
Goldman Sachs Group, Inc.	3,067	1,012,417
UBS Group AG	35,448	692,548
		$1,909,010

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 14.4%
Abbott Laboratories	7,609	$900,601
Boston Scientific Corp. (a)	21,137	936,158
Cooper Cos., Inc.	1,507	629,308
EssilorLuxottica	1,336	243,880
Medtronic PLC	14,869	1,649,716
Olympus Corp.	11,400	216,582
Sonova Holding AG	558	232,742
Stryker Corp.	4,150	1,109,503
Thermo Fisher Scientific, Inc.	3,345	1,975,724
Waters Corp. (a)	1,585	491,968
Zimmer Biomet Holdings, Inc.	3,431	438,825
		$8,825,007
Other Banks & Diversified Financials – 5.1%
American Express Co.	4,512	$843,744
Grupo Financiero Banorte S.A. de C.V.	20,543	154,460
Julius Baer Group Ltd.	4,157	241,134
Visa, Inc., “A”	8,450	1,873,956
		$3,113,294
Pharmaceuticals – 5.3%
Bayer AG	11,038	$755,189
Merck KGaA	4,077	853,841
Roche Holding AG	4,150	1,641,223
		$3,250,253
Printing & Publishing – 0.2%
Wolters Kluwer N.V.	928	$98,785
Railroad & Shipping – 5.1%
Canadian National Railway Co.	8,308	$1,114,435
Canadian Pacific Railway Ltd.	16,384	1,352,335
Union Pacific Corp.	2,371	647,781
		$3,114,551
Specialty Chemicals – 4.3%
Akzo Nobel N.V.	6,370	$547,286
L'Air Liquide S.A.	3,279	573,626
Linde PLC	998	318,791
Linde PLC	3,769	1,214,526
		$2,654,229
Specialty Stores – 0.3%
Hermes International	141	$199,992
Telecommunications - Wireless – 1.4%
Liberty Broadband Corp. (a)	6,240	$844,397
Trucking – 1.1%
United Parcel Service, Inc., “B”	3,181	$682,197
Total Common Stocks		$60,134,424
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	14,904	$11,774

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 0.21% (v)	1,172,166	$1,172,166

Other Assets, Less Liabilities – 0.2%		106,368
Net Assets – 100.0%		$61,424,732
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,172,166 and $60,146,198, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$32,048,164	$1,214,526	$—	$33,262,690
France	—	6,574,076	—	6,574,076
Switzerland	11,774	5,343,894	—	5,355,668
United Kingdom	312,471	4,025,346	—	4,337,817
Germany	—	2,478,561	—	2,478,561
Canada	2,466,770	—	—	2,466,770
Netherlands	—	1,461,886	—	1,461,886
Japan	—	1,209,310	—	1,209,310
Sweden	—	744,825	—	744,825
Other Countries	741,650	1,512,945	—	2,254,595
Mutual Funds	1,172,166	—	—	1,172,166
Total	$36,752,995	$24,565,369	$—	$61,318,364
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$483,861	$2,947,120	$2,258,815	$—	$—	$1,172,166
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$120	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2022, are as follows:
United States	56.2%
France	10.7%
Switzerland	8.7%
United Kingdom	7.1%
Germany	4.0%
Canada	4.0%
Netherlands	2.4%
Japan	2.0%
Sweden	1.2%
Other Countries	3.7%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.